Supplemental Disclosure Of Cash Flow Information (Cash Paid for Interest and Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest	$ 1,693	$ 1,762
Income taxes	$ 133	$ 554